Accounts Payable and Other Accrued Liabilities	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Payables and Accruals [Abstract]
Accounts Payable and Other Accrued Liabilities

8. ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

Accounts payable and other accrued liabilities consisted of the following as of September 30, 2020 and December 31, 2019:

	September 30, 2020	December 31, 2019
Accounts payable	$13,360	$15,034
Accrued expenses	10,395	10,733
Other purchase obligations	572	—
Contract liabilities	9,335	3,314
Other current liabilities	235	504

Total accounts payable and other accrued liabilities	$33,897	$29,585

9. ACCOUNTS PAYABLE AND OTHER ACCRUED LIABILITIES

Accounts payable and other accrued liabilities consisted of the following as of December 31, 2019 and 2018:

	2019	2018
Accounts payable	$15,034	$8,679
Accrued expenses	10,733	4,414
Business acquisitions contingent consideration	8,614	2,754
Other business acquisitions purchase price obligations		525
Contract liabilities	3,314	2,395
Other current liabilities	504	241

Total accounts payable and other accrued liabilities	$38,199	$19,008